Investment Securities (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item
Fair Value
Less than 12 months	$ 108,726,000	$ 7,887,000
12 months or more	6,391,000	150,000
Total	115,117,000	8,037,000
Unrealized Losses
Less than 12 months	(3,866,000)	(28,000)
12 months or more	(304,000)
Total	(4,170,000)	(28,000)
Other disclosure
Number of securities consisted in portfolio	348	380
Number of securities in loss position	96	14
Unrealized loss included in other comprehensive	4,200,000	28,000
Government sponsored enterprises
Fair Value
Less than 12 months	25,771,000	1,044,000
Total	25,771,000	1,044,000
Unrealized Losses
Less than 12 months	(767,000)
Total	(767,000)
Asset-backed securities
Fair Value
Less than 12 months	76,048,000	4,729,000
12 months or more	5,941,000
Total	81,989,000	4,729,000
Unrealized Losses
Less than 12 months	(2,940,000)	(11,000)
12 months or more	(251,000)
Total	(3,191,000)	(11,000)
Obligations of states and political subdivisions
Fair Value
Less than 12 months	6,907,000	2,114,000
12 months or more	450,000	150,000
Total	7,357,000	2,264,000
Unrealized Losses
Less than 12 months	(159,000)	(17,000)
12 months or more	(53,000)
Total	$ (212,000)	$ (17,000)